TRADE AND OTHER PAYABLES - Schedule of Payables (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021
TRADE AND OTHER PAYABLES
Commodity suppliers' accruals and payables (a)	$ 772,618	$ 712,144
Green provisions and repurchase obligations	53,921	77,882
Sales tax payable	27,035	27,684
Non-commodity trade accruals and accounts payable (b)	62,752	80,573
Current portion of payable to former joint venture partner (c)	13,829	11,467
Accrued gas payable	354	544
Other payables	15,468	11,301
Trade and other current payables	$ 945,977	$ 921,595